Net Loss Per Share - Basic and Diluted Net Loss Per Share Attributable to Common Stockholders (Detail) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Numerator:
Net loss	$ (35,293)	$ (20,663)	$ (73,708)	$ (56,322)	$ (77,960)	$ (44,542)
Cumulative dividends on redeemable convertible preferred stock	(3,457)	(3,454)	(10,296)	(10,247)	(13,701)	(13,681)
Net loss attributable to common stockholders	$ (38,750)	$ (24,117)	$ (84,004)	$ (66,569)	$ (91,661)	$ (58,223)
Denominator:
Weighted average common shares outstanding, basic and diluted	3,020,055	2,995,917	3,008,576	2,986,889	2,989,423	2,523,799
Net loss per share attributable to common stockholders, basic and diluted	$ (12.83)	$ (8.05)	$ (27.92)	$ (22.29)	$ (30.66)	$ (23.07)